Equity Investments in Associates	12 Months Ended
Dec. 31, 2012
EQUITY INVESTMENTS IN ASSOCIATES [Abstract]
Equity Investments in Associates

8. EQUITY INVESTMENTS IN ASSOCIATES

	December 31,
	2011	2012
	US$	US$
Equity method investments
Beijing Feiliu (Note 4)	1,182	—
Beijing NQ Guotai Investment Management Limited Partnership	—	—

Sub-total	1,182	—
Cost method investments	—
Pansi Infinity (Beijing) Technology Co., Ltd	—	2,864
Shifang Huida Technology Co., Ltd	—	2,386
Hesine Technologies International Worldwide Inc	—	6,416
SIINE., Ltd	—	600
Shanghai Yinlong Information and Technology Co., Ltd	—	1,712

Sub-total	—	13,978

Total	1,182	13,978

On September 1, 2010, Beijing Technology acquired 33% of the equity interests in Beijing Feiliu and has significant influence over it. Therefore, the equity investment was accounted for using the equity method with the cost allocation as follows:

Allocated Value
US$
Share of net tangible assets acquired	151
Goodwill	856

Investment in Beijing Feiliu	1,007

The change in Group’s investment accounted for by the equity method is summarized as follows:

Beijing Feiliu
US$
Balance as of December 31, 2010	1,012
Share of profit in equity investment	119
Cumulative translation difference	51

Balance as of December 2011	1,182
Share of profit in equity investment	543
Gain from change in interest in an associate	943
Re-measurement gain in equity investment	2,882
Cumulative translation difference	18

Balance as of November 30 2012	5,568
Eliminated as a result of the acquisition of Feiliu	(5,568)

Balance as of December 31, 2012	—

On November 30, 2012, the Group has acquired the remaining interest in Beijing Feiliu. See Note 4 – Business combination.

In December of 2012, Beijing NQ Guotai Investment Management Limited Partnership (“NQ Guotai”) was set up. The Group owns 49.5% of the equity interest, through Tianjin Qingyun as a limited partner, in NQ Guotai. The Group shall invest RMB99,000 (US$15,778) of the total registered capital of RMB200,000 (US$31,875). In March, 2013, Tianjin Qingyun injected part of the paid-in capital of RMB65,000 (US$10,359). The Group accounted for the investment by equity method.

The change in Group’s investment accounted for by the cost method is summarized as follows:

Investment
US$
Balance as of December 31, 2011	—
Investment in Pansi Infinity (Beijing) Technology Co., Ltd	2,864
Investment in Shifang Huida Technology Co., Ltd	2,386
Investment in Hesine Technologies International Worldwide Inc	6,416
Investment in SIINE., Ltd	600
Investment in Shanghai Yinlong Information and Technology Co., Ltd	1,712

Balance as of December 31, 2012	13,978

In June of 2012, the Group acquired 30% of the equity interests in Pansi Co., Ltd., which is engaged in applications and services of mobile platform for a cash consideration of US$2,864.

In June of 2012, the Group acquired 25% of the equity interests in Shifang Co., Ltd., which is engaged in research and development of browsers and web navigational site for a cash consideration of US$2,386.

In August of 2012, the Group acquired 31.71% of the equity interests in Hesine Technologies International Worldwide Inc. (“Hissage”)., a provider of mobile messaging solution that provides with mobile push notification and messaging services across various radio access technologies and wireless carriers, for considerations of US$500 in cash and 3,821,655 common shares with fair value of US$5,916.

The Group used the cost method to account for these investments above since the equity interests the Group hold in these entities had no risk and reward characteristics that are substantially similar to common share or in-substance common share.

In August of 2012, the Group acquired 15.7% of the equity interests in SIINE Limited, a designer, manufacturer and marketer of user interface tools for Web, Connected TV, Gaming and Mobile devices for a cash consideration of US$600.

In September of 2012, the Group acquired 18.9% of the equity interests in Shanghai Yinlong Information and Technology Co., Ltd., which mainly engaged in the development of internet related technologies, especially voiceprint identification technology, for a cash consideration of US$1,712.

As the Group does not have significant influence over SIINE Limited and Shanghai Yinlong Information and Technology Co., Ltd, the Group accounted for the equity investments using the cost method.

The Group has performed an impairment analysis and determined that there was no impairment on the investments above for the year ended December 31, 2012.